Finance income (expense) (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Finance income (expense)
Finance income	€ 3,723	€ 3,531	€ 3,087
Finance expense	(4,216)	(4,958)	(4,079)
Net finance income (expense) from financial assets held for trading	11	31	127
Income (expense) from derivative financial instruments	(306)	351	(14)
Finance income (expense)	€ (788)	€ (1,045)	€ (879)